RESEARCH GRANT PAYABLE	9 Months Ended
Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
RESEARCH GRANT PAYABLE

NOTE 11 – RESEARCH GRANT PAYABLE

In August of 2013, we were received a grant from Accelerate Brain Cancer Cure, Inc. (“ABC”) in the amount of $75,000 to be used by us for the development and testing of brain cancer therapies (the “Grant”). Under the terms of the Grant, within 15 years after the effective date of the Grant, if one or more products resulting from the Grant is brought to market, then the Company will owe ABC the repayment of the Grant in the following amounts, based upon the following cumulative net profit benchmarks:

Net Profit Benchmarks	Grant Repayment Amount
$5,000,000	$75,000
15,000,000	75,000
30,000,000	75,000
50,000,000	75,000
$300,000